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                             EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                               (the "Companies")

                                   MONEY FUND
                             GOVERNMENT MONEY FUND
                              TREASURY MONEY FUND
                             TAX-EXEMPT MONEY FUND
                         NEW YORK TAX-EXEMPT MONEY FUND
                                 (the "Funds")

                         Supplement dated June 2, 2000
                       to Prospectus dated August 1, 1999


     On May 31, 2000 (the "Merger Date"), The Charles Schwab Corporation ("Schwab") and U.S. Trust Corporation ("UST") completed their previously announced merger (the "Merger"). As a result of the Merger, UST is a wholly-owned subsidiary of Schwab.

     In connection with the Merger, the Companies' shareholders approved new investment advisory agreements (the "Agreements") among the Companies, United States Trust Company of New York and U.S. Trust Company. The Agreements are effective as of the Merger Date.
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                       EXCELSIOR TAX-EXEMPT FUNDS, INC.
                                (the "Company")

                           LONG-TERM TAX-EXEMPT FUND
                       INTERMEDIATE-TERM TAX-EXEMPT FUND
                     SHORT-TERM TAX-EXEMPT SECURITIES FUND
                  NEW YORK INTERMEDIATE-TERM TAX-EXEMPT FUND
                       CALIFORNIA TAX-EXEMPT INCOME FUND
                                 (the "Funds")

                         Supplement dated June 2, 2000
                      to Prospectus dated August 1, 1999


     On May 31, 2000 (the "Merger Date"), The Charles Schwab Corporation ("Schwab") and U.S. Trust Corporation ("UST") completed their previously announced merger (the "Merger"). As a result of the Merger, UST is a wholly-owned subsidiary of Schwab.

     In connection with the Merger, the Company's shareholders approved a new investment advisory agreement among the Company, United States Trust Company of New York ("U.S. Trust NY") and U.S. Trust Company and the shareholders of the California Tax-Exempt Income Fund approved a new sub-advisory agreement among U.S. Trust NY, U.S. Trust Company and U.S. Trust Company, N.A. (together, the "Agreements"). The Agreements are effective as of the Merger Date.